UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
April 1, 2006 to May 1, 2006

Commission File Number of issuing entity: 333-131712-01

Saxon Asset Securities Trust 2006-1
(Exact name of issuing entity as specified in its Charter)

Commission File Number of depositor: 333-131712

Saxon Asset Securities Company
(Exact name of depositor as specified in its Charter)

Saxon Funding Management, Inc.
(Exact name of sponsor as specified in its Charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

54-1810895
(I.R.S. Employer Identification No.)

Care of Deutsche Bank National Trust Company as Trustee
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)
92705
(Zip Code)

Registrant's Telephone Number, Including Area Code: (212) 761-4000

NONE
(Former name or former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class Section 12(b) Section 12(g) Section 15(d) Name of Exchange
(if Section 12(b))

Class A-1	[ ]	[ ]	[X]	Not Applicable
Class A-2a	[ ]	[ ]	[X]	Not Applicable
Class A-2b	[ ]	[ ]	[X]	Not Applicable
Class A-2c	[ ]	[ ]	[X]	Not Applicable
Class A-2d	[ ]	[ ]	[X]	Not Applicable
Class M-1	[ ]	[ ]	[X]	Not Applicable
Class M-2	[ ]	[ ]	[X]	Not Applicable
Class M-3	[ ]	[ ]	[X]	Not Applicable
Class M-4	[ ]	[ ]	[X]	Not Applicable
Class M-5	[ ]	[ ]	[X]	Not Applicable
Class B-1	[ ]	[ ]	[X]	Not Applicable
Class B-2	[ ]	[ ]	[X]	Not Applicable
Class B-3	[ ]	[ ]	[X]	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes [X] No [ ]

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

See Exhibit Monthly Distribution Date Statement for the period covered herein.

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

On May 2, 2006, the following classes of certificates in the following amounts were sold by the registrant to affiliates of the registrant in private placements in reliance on Section 4 (2) of the Securities Act of 1933:

Class  Initial Principal Balance
X    Not Applicable
Trust  Not Applicable

The net proceeds from the sale of these certificates were applied by the registrant toward the purchase of the mortgage loans constituting the pool assets."

Item 9. Exhibits.

Monthly Distribution Date Statement for the period covered herein.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Saxon Asset Securities Company
(Depositor)

____________________
Name: Jennifer Sebastian
Title: Vice President and Treasurer
Date: June 07, 2006